TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	19,332,588	15,370,870
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	15,451,121	11,841,407
Private real estate equity fund Nexus
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 2,567,099	1,602,297
Pension and severance funds
Disclosure of financial assets [line items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Equity financial instruments | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	$ 6,260,174	6,039,115
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	6,260,174	6,039,115
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	6,172,974	5,932,409
Equity financial instruments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	87,200	106,706
Equity financial instruments | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	8,949	4,040
Equity financial instruments | Corporate stock | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	4,100	5,490
Equity financial instruments | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	4,079,070	3,855,604
Equity financial instruments | Investment funds | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Financial assets	83,100	101,216
Equity financial instruments | Pension and severance funds | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 2,084,955	$ 2,072,765